Document And Entity Information	Oct. 22, 2026
Document Information Line Items
Entity Central Index Key	0001010470
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	PROVIDENT FINANCIAL HOLDINGS, INC
Entity Incorporation, State or Country Code	DE
Entity File Number	000-28304
Entity Tax Identification Number	33-0704889
Entity Address, Address Line One	3756 Central Avenue
Entity Address, City or Town	Riverside
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92506
City Area Code	951
Local Phone Number	686-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	PROV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false